Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	59-1995548
Plan number	004
Participant Contributions Transferred Late to Plan	$ 6,965.53
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	6,965.53
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0